CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses | $		$ 8		$ 208
Accounts receivable, net of allowance for credit losses | $				$ 200
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		88,000,000		88,000,000
Ordinary shares, shares issued		21,660,010		21,660,010
Ordinary shares, shares outstanding		20,372,828		20,366,326
Treasury shares		1,287,182		1,293,684